Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (12,614,259)	$ (10,222,781)
Foreign	(211,658)	(2,939,936)
Loss before income tax expense	$ (12,825,917)	$ (13,162,717)